STAFF COSTS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Total staff costs
Staff costs	$ 11.8	$ 11.7	$ 23.4	$ 24.0	$ 46.2
Operating expenses
Total staff costs
Staff costs	2.0	2.2	4.0	4.6	9.3
Administrative expenses
Total staff costs
Staff costs	$ 9.8	$ 9.5	$ 19.4	$ 19.4	$ 36.9